Other non-current liabilities (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other non-current liabilities
Deposits received from franchisees	¥ 137,326		¥ 129,101		¥ 107,034
Asset retirement obligations	3,820		3,773		3,597
Others	8,817		8,889		2,920
Total	¥ 149,963	$ 21,836	¥ 141,763	$ 20,554	¥ 317,607